FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning		$ 10,643,808
Initial measurement on July 7, 2020 (Initial Public Offering)	$ 6,241,600
Change in fair value	4,402,208	3,161,633
Fair value as of ending	10,643,808	13,805,441
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial measurement on July 7, 2020 (Initial Public Offering)	11,454,000
Transfers to Level 1	(11,046,900)
Change in fair value	(407,100)
Public Warrants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers to Level 1	11,100,000
Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning		10,643,808
Initial measurement on July 7, 2020 (Initial Public Offering)	17,695,600
Transfers to Level 1	(11,046,900)
Change in fair value	3,995,108	3,161,633
Fair value as of ending	$ 10,643,808	$ 13,805,441